Share-Based Compensation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 Class_of_Stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share based compensation	The Company currently has two LTI modes: stock options and virtual shares.
Option grant date	last sixty trading days
Number of trading days	10 trading days
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	33.00%
Percentage of fourth anniversary grant date	33.00%
Percentage of fifth anniversary grant date	34.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage adjusted to offset speculation	30.00%
Top of range [member] | Option Granted For Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise period	P7Y
Phantom Share Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	30 trading days
Number of classes	2
Phantom Share Plans [member] | Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued	50.00%
Phantom Share Plans [member] | Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued	50.00%
Grant Date Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	33% after 3 years
Grant Date Five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	33% after 4 years
Grant Date Six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, Conditions	34% after 5 years